SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	2,815,963	$3.29	4.72	$24,772
Perion acquisition	1,652,552	$7.00
Granted	1,639,000	$10.97
Exercised	(1,274,929)	$1.39		$11,085
Cancelled	(1,493,174)	$5.02

Outstanding at December 31, 2014	3,339,412	$8.85	2.93	$348

Exercisable at December 31, 2014	1,238,000	$6.89	2.26	$222

Vested and expected to vest at December 31, 2014	2,721,725	$8.50	2.92	$338

Schedule of Option Activity by Price Range
	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual term (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual term (years)	Weighted average exercise price

$0.34-$2.00	103,051	3.99	$1.9	64,860	3.98	$1.85
$4.04-$6.93	929,945	2.27	$5.12	629,705	1.84	$5.18
$7.11-$9.93	541,789	2.60	$8.42	272,254	1.72	$8.03
$10.06-$11.94	1,626,502	3.29	$11.25	231,807	3.31	$10.63
$12.56-$13.54	138,125	3.62	$12.66	39,374	3.56	$12.66

	3,339,412	2.93	$8.85	1,238,000	2.26	$6.89

Schedule of Restricted Stock Unit Activity
	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2014	-	-
Perion acquisition	200,000	$12.64
Granted	1,361,400	$12.44
Vested	(49,820)	$12.64
Cancelled	(114,280)	$12.64

Unvested at December 31, 2014	1,397,300	$12.45

Expected to vest after December 31, 2014	1,014,028	$12.55

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2012	2013	2014

Cost of revenues	$-	$-	$249
Research and development	1,130	1,077	2,435
Selling and marketing	320	690	2,944
General and administrative	183	8,638	9,297
Restructuring costs	-	-	220

Total	$1,633	$10,405	$15,145

Share-based compensation in discontinued operations	$1,227	$2,815	$-